Basis of Preparation - Summary of Detailed Information About Effect on Financial Statements on Adoption of IFRS No.17 (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Net Interest income	₩ 13,073,093	$ 9,049,943	₩ 12,826,714	₩ 12,180,860
Insurance finance interest income	37,205	25,756	31,317	20,899
Insurance finance interest expense	(1,504,488)	(1,041,492)	(1,477,757)	(1,534,458)
Net insurance income	1,303,373	902,269	1,649,761	1,446,852
Insurance income	12,376,546	8,567,752	11,456,191	11,005,471
Insurance income	11,651,881	8,066,098	11,017,155	10,322,356
Insurance expense	(11,073,173)	(7,665,483)	(9,806,430)	(9,558,619)
Insurance service expense	(10,213,199)	(7,070,160)	(8,884,168)	(8,720,568)
Reinsurance expense	(859,974)	(595,323)	(922,262)	(838,051)
Other insurance finance expenses	(1,026,721)	(710,757)	(437,001)	(572,476)
Net operating income	8,517,711	5,896,446	8,045,261	6,385,021
Net non-operating income	(334,565)	(231,605)	(1,060,014)	(264,870)
Profit before income tax expense	8,183,146	5,664,841	6,985,247	6,120,151
Income tax expense	(2,342,431)	(1,621,564)	(1,956,641)	(1,593,817)
Profit for the period	5,840,715	4,043,277	5,028,606	4,526,334
Other comprehensive income for the year, net of tax	(960,417)	(664,856)	(1,622,712)	1,171,144
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)				(2,117,504)
Total comprehensive income for the year	₩ 4,880,298	$ 3,378,421	₩ 3,405,894	5,697,478
Before the effects of change in accounting policy
Net Interest income				12,141,717
Insurance finance interest income				23,954
Insurance finance interest expense				(1,576,656)
Net insurance income				1,422,952
Insurance income				10,978,808
Insurance income				10,295,693
Insurance expense				(9,555,856)
Insurance service expense				(8,718,748)
Reinsurance expense				(837,108)
Other insurance finance expenses				(459,135)
Net operating income				6,435,319
Net non-operating income				(264,870)
Profit before income tax expense				6,170,449
Income tax expense				(1,607,018)
Profit for the period				4,563,431
Other comprehensive income for the year, net of tax				1,066,624
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)				(2,222,024)
Total comprehensive income for the year				5,630,055
Net increase (decrease)
Net Interest income				39,143
Insurance finance interest income				(3,055)
Insurance finance interest expense				42,198
Net insurance income				23,900
Insurance income				26,663
Insurance income				26,663
Insurance expense				(2,763)
Insurance service expense				(1,820)
Reinsurance expense				(943)
Other insurance finance expenses				(113,341)
Net operating income				(50,298)
Net non-operating income				0
Profit before income tax expense				(50,298)
Income tax expense				13,201
Profit for the period				(37,097)
Other comprehensive income for the year, net of tax				104,520
Net Financial Income (Expense) of Insurance Contract Assets (Liabilities)				104,520
Total comprehensive income for the year				₩ 67,423